Intangible Assets, Net (Details) - Intangible Assets [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expenses	¥ 35	$ 5	¥ 34
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years	10 years